Short-term investments	12 Months Ended
Dec. 31, 2019
Short-term Investments [Abstract]
Short-term investments

Short-term investments consist of Guaranteed Investment Certificates (“GIC’s”) with originally maturity dates of 90 days to one year from the date of purchase. As at December 31, 2019 all GIC’s had less than one year left before maturity. For December 31, 2019, interest rates ranged from 1.70% to 2.15%. For December 31, 2018, interest rates ranged from 2.10% to 2.15%.

	For the year ended
	December 31,	December 31,
Days to maturity	2019	2018
Less than 90 days	$1,754,302	$-
91 to 183 days	1,218,724	-
183 days to one year	808,486	3,900,000
	3,781,512	3,900,000